Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement Of Financial Position [Abstract]
Preferred shares, par value	$ 0.01	$ 0.01
Preferred shares, authorized	150,000,000	150,000,000
Preferred shares, issued	33,335,570	33,335,570
Entity Preferred Stock, Shares Outstanding	33,335,570	33,335,570
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	400,000,000	400,000,000
Common shares, issued	246,277,338	215,675,599
Common shares, outstanding	246,277,338	215,675,599
Treasury stock, shares	727,351	37,778